UNITED STATES
       		SECURITIES AND EXCHANGE COMMISSION
       			FORM 13F



       		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:


March 31, 2004

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
       		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  May 11, 2004


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	87
Form 13F Information Table Value Total:	$544,504


List of Other Included Managers:

No. 13F File Number		Name






 WALTER F. HARRISON, III











 WALTER F. HARRISON, III










            FORM 13F










   AS OF MARCH 31, 2004






                   FORM 13F











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Name of Reporting Manager : Walter F. Harrison III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)
?
?
Number
Value
Principal
?
(b) Shared
?
See Instruc. V
?
?
?
?
?
?
?
Amount
(a) Sole
As Defined
(c) Shared
?
(a) Sole
(b) Shared
(c) None
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
?
in Instr. V
Other
?
?
?
?
ABERCROMBIE AND FITCH
Common
002896207
1,218,240
36,000
X
?
?
Walter Harrison
X
?
?
AFFILIATED MANAGERS GROUP
    Common
008252108
2,205,032
40,400
X
?
?
Walter Harrison
X
?
?
AFFORDABLE RESIDENTIAL COMMUNITIES
Common
008273104
159,100
8,600
X
?
?
Walter Harrison
X
?
?
AGERE SYSTEMS INC
Common
00845V100
466,413
145,300
X
?
?
Walter Harrison
X
?
?
AGILENT TECHNOLOGIES INC
Common
00846U101
1,417,024
44,800
X
?
?
Walter Harrison
X
?
?
ALLIANT TECHSYSTEMS INC
    Common
018804104
16,631,875
305,733
X
?
?
Walter Harrison
X
?
?
ALTRIA GROUP
Common
02209S103
15,386,753
282,585
X
?
?
Walter Harrison
X
?
?
AMERICAN TECHNOLOGY CORP CMN
Common
030145205
2,305,857
387,539
X
?
?
Walter Harrison
X
?
?
ANTHRACITE CAPITAL INC
    Common
037023108
4,579,745
359,760
X
?
?
Walter Harrison
X
?
?
BANK NEW YORK INC
    Common
064057102
14,429,867
458,091
X
?
?
Walter Harrison
X
?
?
BIOVERIS CORP
Common
090676107
564,060
47,600
X
?
?
Walter Harrison
X
?
?
BJ SERVICES CO
Common
055482103
848,092
19,600
X
?
?
Walter Harrison
X
?
?
C-COR.NET CORPORATION
Common
12510108
1,430,040
102,000
X
?
?
Walter Harrison
X
?
?
CABLEVISION SYSTEMS CORP
Common
12686C109
924,352
40,400
X
?
?
Walter Harrison
X
?
?
CADENCE DESIGN SYSTEMS INC
Common
127387108
1,519,694
103,100
X
?
?
Walter Harrison
X
?
?
CAESARS ENTERTAINMENT
Common
127687101
5,001,818
383,575
X
?
?
Walter Harrison
X
?
?
CAPITAL AUTOMOTIVE REIT
    Common
139733109
19,506,303
552,430
X
?
?
Walter Harrison
X
?
?
CAPITAL CROSSING BANK
    Common
140071101
15,019,056
203,400
X
?
?
Walter Harrison
X
?
?
CAREMARK RX INC
Common
141705103
17,456,616
525,011
X
?
?
Walter Harrison
X
?
?
CENDANT CORP
Common
151313103
5,541,408
227,200
X
?
?
Walter Harrison
X
?
?
CENTENE CORP DEL
Common
15135B101
798,399
26,100
X
?
?
Walter Harrison
X
?
?
CITIZENS COMMUNICATIONS COMPANY
    Common
17453B101
4,746,392
366,800
X
?
?
Walter Harrison
X
?
?
CNA FINANCIAL CORP
    Common
126117100
16,550,827
600,538
X
?
?
Walter Harrison
X
?
?
COMCAST CORP
Common
20030N200
590,420
21,200
X
?
?
Walter Harrison
X
?
?
COMPUTER ASSOC INTL INC.
    Common
204912109
13,828,871
514,850
X
?
?
Walter Harrison
X
?
?
COPPER MOUNTAIN NETWORKS INC
Common
217510205
124,923
11,134
X
?
?
Walter Harrison
X
?
?
CYBERONICS
    Common
23251P102
7,326,305
305,900
X
?
?
Walter Harrison
X
?
?
DIAMONDCLUSTER INT'L
Common
25278P106
261,515
27,100
X
?
?
Walter Harrison
X
?
?
DIRECT TV GROUP
Common
25459L106
3,380,524
219,800
X
?
?
Walter Harrison
X
?
?
DITECH COMMUNICATIONS CORP
Common
25500M103
790,158
47,400
X
?
?
Walter Harrison
X
?
?
DST SYSTEM INC
Common
233326107
784,555
17,300
X
?
?
Walter Harrison
X
?
?
EBAY INC
Common
278642103
1,032,272
14,900
X
?
?
Walter Harrison
X
?
?
EVEREST REINSURANCE
    Common
G3223R108
21,375,806
250,185
X
?
?
Walter Harrison
X
?
?
FANNIE MAE COMMON STOCK
Common
313586109
15,986,886
215,022
X
?
?
Walter Harrison
X
?
?
FAIRFAX FINANCIAL
    Common
030390110
40
2,000
X
?
?
Walter Harrison
X
?
?
FIRST REPUBLIC BANK
    Common
336158100
10,100,792
261,950
X
?
?
Walter Harrison
X
?
?
FOOT LOCKER INC
Common
344849104
3,913,860
151,700
X
?
?
Walter Harrison
X
?
?
FOREST CITY ENTERPRISES (CL-A)
     Class-A
345550107
19,651,857
364,937
X
?
?
Walter Harrison
X
?
?
HOLLINGER ITNL INC CL A
    Common
435569108
6,330,060
319,700
X
?
?
Walter Harrison
X
?
?
HOLLYWOOD MEDIA CORP
    Common
436233100
4,512,253
1,260,406
X
?
?
Walter Harrison
X
?
?
HOME DEPOT
Common
437076102
1,905,360
51,000
X
?
?
Walter Harrison
X
?
?
INTERSIL CORP.
Common
46069S109
1,549,850
69,500
X
?
?
Walter Harrison
X
?
?
ITLA CAP CORP
    Common
450565106
14,212,701
288,700
X
?
?
Walter Harrison
X
?
?
LABORATORY CORP AMER HLDGS CMN
Common
50540R409
1,150,025
29,300
X
?
?
Walter Harrison
X
?
?
LAKES ENTERTAINMENT INC
    Common
51206P109
2,136,900
83,800
X
?
?
Walter Harrison
X
?
?
LIBERTY MEDIA
    Common
530718105
12,417,848
1,134,050
X
?
?
Walter Harrison
X
?
?
LONE STAR STEAKHOUSE SALOON
    Common
542307103
4,241,307
145,300
X
?
?
Walter Harrison
X
?
?
MAGNUM HUNTER RESOURCES
Common
55972F203
10,117,692
997,800
X
?
?
Walter Harrison
X
?
?
MARVELL TECHNOLOGY GROUP LTD
Common
G5876H105
809,280
18,000
X
?
?
Walter Harrison
X
?
?
MAYORS JEWELERS INC
    Common
578462103
299,723
410,580
X
?
?
Walter Harrison
X
?
?
METTLER TOLEDO INTL
    Common
592688105
8,103,000
182,500
X
?
?
Walter Harrison
X
?
?
MICROMUSE INC
Common
595094103
2,024,880
259,600
X
?
?
Walter Harrison
X
?
?
NASDAQ-100 TRUST SERIES
Common
631100104
86,016
2,400
X
?
?
Walter Harrison
X
?
?
NEW YORK COMMUNITY BANCORP INC
    Common
649445103
12,091,344
352,723
X
?
?
Walter Harrison
X
?
?
NII HOLDINGS INC
Common
62913F201
1,406,708
40,100
X
?
?
Walter Harrison
X
?
?
NORTH FORK BANCORPORATION INC NY
    Common
659424105
14,032,042
331,570
X
?
?
Walter Harrison
X
?
?
NTL (DELWARE) INC.
Common
62940M104
1,101,305
18,500
X
?
?
Walter Harrison
X
?
?
OCWEN FINANCIAL CORP
    Common
675746101
6,223,080
643,545
X
?
?
Walter Harrison
X
?
?
ORBITZ, INC
Common
68556Y100
1,095,260
46,000
X
?
?
Walter Harrison
X
?
?
PFF BANCORP
    Common
69331W104
7,214,196
189,200
X
?
?
Walter Harrison
X
?
?
PFIZER INC
Common
717081103
4,027,245
114,900
X
?
?
Walter Harrison
X
?
?
POWERWAVE TECHNOLOGIES INC
Common
739363109
588,120
75,400
X
?
?
Walter Harrison
X
?
?
PULTE HOMES INC
    Common
745867101
30,072,483
540,872
X
?
?
Walter Harrison
X
?
?
PREPAID LEGAL SERVICES
Common
740065107
253,515
10,356
X
?
?
Walter Harrison
X
?
?
PRICE COMMUNICATIONS
Common
741437305
1,804,350
115,000
X
?
?
Walter Harrison
X
?
?
PROGRESS SOFTWARE
Common
743312100
966,797
40,300
X
?
?
Walter Harrison
X
?
?
PROVIDIAN FINANCIAL CORP
Common
74406A102
1,383,360
105,600
X
?
?
Walter Harrison
X
?
?
RADIAN GROUP INC(CMAC)
    Common
750236101
12,576,542
295,224
X
?
?
Walter Harrison
X
?
?
RECONDITIONED SYSTEMS INC
    Common
756240305
501,951
365,055
X
?
?
Walter Harrison
X
?
?
REDWOOD TRUST INC
    Common
758075402
23,123,510
371,940
X
?
?
Walter Harrison
X
?
?
REYNOLDS & REYNOLDS CO CL-A
     Class-A
761695105
18,249,533
642,363
X
?
?
Walter Harrison
X
?
?
SALIX PHARMACEUTICALS, LTD CMN
Common
795435106
966,366
33,300
X
?
?
Walter Harrison
X
?
?
SILICON GRAPHICS
Common
827056102
940,054
370,100
X
?
?
Walter Harrison
X
?
?
SMITH & WOLLENSKY RESTAURANT
Common
831758107
3,889,760
555,680
X
?
?
Walter Harrison
X
?
?
STANDARD & POORS DEP RCPTS SPDR
Common
78462F103
35,437,058
313,325
X
?
?
Walter Harrison
X
?
?
TIME WARNER INC
Common
887317105
2,893,176
171,600
X
?
?
Walter Harrison
X
?
?
TEVA PHARMACEUTICAL IND LTD
    Common
881624209
7,583,615
119,672
X
?
?
Walter Harrison
X
?
?
UNITEDGLOBALCOM INC CL-A
Common
913247508
3,311,100
390,000
X
?
?
Walter Harrison
X
?
?
US BANCORP
Common
902973304
5,811,919
210,196
X
?
?
Walter Harrison
X
?
?
VERITAS SOFTWARE CORPORATION
Common
923436109
2,709,837
100,700
X
?
?
Walter Harrison
X
?
?
WADDELL & REED FIN, INC
    Common
930059100
1,466,296
59,800
X
?
?
Walter Harrison
X
?
?
WASHINGTON MUTUAL, INC
    Common
939322103
9,636,828
225,634
X
?
?
Walter Harrison
X
?
?
WEB METHODS INC
Common
94768C108
5,157
551
X
?
?
Walter Harrison
X
?
?
WESTWOOD ONE INC
Common
961815107
2,114,510
71,800
X
?
?
Walter Harrison
X
?
?
WILD OATS MARKETS
Common
96808B107
326,508
27,600
X
?
?
Walter Harrison
X
?
?
WILLIS GROUP HOLDINGS LTD
Common
G96655108
11,491,080
308,900
X
?
?
Walter Harrison
X
?
?
WYETH
Common
983024100
1,456,940
38,800
X
?
?
Walter Harrison
X
?
?
?
?
Total
544,504,187
?
?
?
?
?
?
?
?